Vessels, detail (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Movement in Property, Plant and Equipment [Roll Forward]
Vessels, Beginning Balance	$ 1,515,370
Transfer from advances for vessels under construction and acquisition and other vessel costs	26,675	152,314
Acquisitions, improvements and other vessel costs	69,419
Vessels, Ending Balance	1,611,464	1,515,370
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning Balance	(304,232)
Depreciation	(45,730)
Accumulated depreciation, Ending Balance	(349,962)	(304,232)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels net book value, Beginning Balance	1,211,138
Vessels net book value, Ending Balance	$ 1,261,502	$ 1,211,138